Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Document Type	S-4
Pre-Effective Amendment Number	3
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	This Amendment No. 3 amends and restates the Annual Report and quarterly information contained in the S-4 filed May 29, 2014.
Entity Filer Category	Large Accelerated Filer